Tax Status	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Tax Status [Line Items]
Tax Status
(5)    Tax Status
The Plan has received a determination letter from the Internal Revenue Service (IRS) dated August 29, 2017, stating that the Plan is qualified under Section 401(a) of the IRC, and exempt from taxation. Although the Plan has been amended since receiving the determination letter, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified, and related trust is tax exempt. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. Therefore, no provision for income taxes has been included in the Plan's financial statements.
U.S. GAAP requires management to evaluate tax positions taken by the Plan and recognize a tax liability, or asset, if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.